Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	257,173,053	(40,602,627)	216,570,426
- Depreciation for the year	-	(22,835,469)	(22,835,469)
- Vessel impairment	(18,442,104)	4,609,388	(13,832,716)
- Newbuilding vessels delivered during the year	84,902,861	-	84,902,861
- Vessel acquisitions and improvements	2,821,053	-	2,821,053
Balance, December 31, 2023	326,454,863	(58,828,708)	267,626,155
- Depreciation for the year	-	(26,367,517)	(26,367,517)
- Sale of vessel	(4,950,746)	931,410	(4,019,336)
- Newbuilding vessels delivered during the year	202,844,914	-	202,844,914
- Vessel acquisitions and improvements	3,302,682	-	3,302,682
Balance, December 31, 2024	527,651,713	(84,264,815)	443,386,898

For the year ended December 31, 2023, two vessels completed the installation of Water Ballast Treatment (“WBT”) systems for a total cost of $0.5 million. The Company also spent another $1.7 million retrofitting one vessel with a number of energy saving devices aiming to improve its efficiency and another $0.6 million installing smart monitoring systems and power limitation systems onboard the Company’s vessels. During the year ended December 31, 2024, one vessel completed the installation of WBT systems for a total cost of $0.3 million. The Company also spent another $2.4 million retrofitting three vessels with a number of energy saving devices aiming to improve their efficiency and another $0.6 million installing smart monitoring systems and power limitation systems onboard the Company’s vessels. All these installations qualified as vessel improvements and were therefore capitalized.

Vessels acquired / delivered

During 2023, the Company took delivery of two newbuilding vessels (see Note 4). The total cost for the construction of these vessels amounts to $84,902,861 and is presented within "Vessels, net" in the consolidated balance sheet.

During 2024, the Company took delivery of five newbuilding vessels (see Note 4). The total cost for the construction of these vessels amounts to $202,844,914 and is presented within "Vessels, net" in the consolidated balance sheet.

Sale of vessels

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

On December 23, 2022, Bridge Shipping Ltd. signed a memorandum of agreement to sell M/V “Akinada Bridge”, a 71,366 DWT / 5,610 TEU 2001-built intermediate container carrier, for scrap, at a gross price of $14.2 million, following a strategy of disposing older vessels, combined with the analysis of the repair options of a damage identified in the fourth quarter of 2022 (refer also to Note 18). The vessel was delivered to her new owners on January 9, 2023. The gain on the sale of the vessel was $5.2 million and is presented in “Net gain on sale of vessel” line in the consolidated statement of operations for the year ended December 31, 2023.

On March 27, 2024, Gregos Shipping Ltd. signed a memorandum of agreement to sell M/V “EM Astoria”, a 35,600 DWT / 2,788 TEU 2004-built feeder container carrier, at a gross price of $10.0 million, following a strategy of disposing older vessels when more favorable sale opportunities arise. The vessel was delivered to her new owners on June 26, 2024. The gain on the sale of the vessel was $5.7 million and is presented in “Net gain on sale of vessel” line in the consolidated statement of operations for the year ended December 31, 2024.

Impairment analysis

In light of the prevailing conditions in the shipping industry, as of December 31, 2023 and 2024, the Company performed the undiscounted cash flow test for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable. In September 2023, the Company determined that the carrying value of M/V “Jonathan P” was not recoverable as of September 30, 2023. Consequently, the Company recorded an impairment charge of $13.8 million based on the Company’s impairment test results, to reduce the carrying value of the vessel to its estimated market value as determined by the Company based on vessel valuation as of September 30, 2023.

As of December 31, 2024, thirteen of the Company’s vessels with a carrying value of $360.1 million were subject to first-priority mortgages as collateral under the Company’s loan agreements (Note 9). Title of ownership is held by the relevant lender for another vessel with a carrying value of $45.4 million to secure the relevant sale and lease back financing transaction (Note 9). Nine of the Company’s vessels, M/V “Diamantis P”, M/V “EM Hydra”, M/V “EM Kea”, M/V “EM Spetses”, M/V “Evridiki”, M/V “EM Corfu”, M/V “Aegean Express”, M/V “Jonathan P” and M/V “Joanna” are unencumbered.